Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

7. Income Taxes

Under ASC Topic 270, “Interim Reporting,” the Company is required to determine its effective tax rate each quarter based upon its estimated annual effective tax rate. The Company is also required to record the tax impact of certain unusual or infrequently occurring items, including changes in judgment about valuation allowances and effects of changes in tax laws or rates, in the interim period in which they occur. In addition, jurisdictions with a projected loss for the year where no tax benefit can be recognized are excluded from the estimated annual effective tax rate.

The effective tax rate for the three months ended March 31, 2013, was 28% as compared to 25% for the three months ended March 31, 2012. The effective tax rate for the three months ended March 31, 2013 varies from statutory rates due to a discrete benefit for the effect of the American Taxpayer Relief Act of 2012 which retroactively reinstated the Federal Research and Development Tax Credit (as signed into law in early 2013), as well as the exclusion from U.S. federal taxable income of certain interest, dividends, rents, and royalty income of foreign affiliates, and the benefits of the credits with that income. Additionally, the income tax rate varies from statutory rates due to income taxes on foreign earnings taxed at rates lower than the U.S. statutory rate, the inability to record a tax benefit for pre-tax losses in certain foreign jurisdictions to the extent not offset by other categories of income, tax credits, income tax incentives, withholding taxes, and other permanent items. Further, the Company’s current and future provision for income taxes may be impacted by the recognition of valuation allowances in certain countries. The Company intends to maintain these allowances until it is more likely than not that the deferred tax assets will be realized.

11. Income Taxes

Components of the Company’s income (loss) before income taxes and adjustment for noncontrolling interests are as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Domestic	$161,014	$20,595	$111,884	$69,914
Foreign	158,940	25,625	(14,621)	(2,629)

	$319,954	$46,220	$97,263	$67,285

The Company’s provision (benefit) for income taxes consists of the following:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Current
Federal	$—	$—	$5,030	$2,558
State	2,003	(91)	695	480
Foreign	6,888	12,946	15,565	6,817
Deferred
Federal	614	—	—	(35,883)
State	55	—	—	(4,279)
Foreign	30,380	(7,760)	(525)	(1,224)

	$39,940	$5,095	$20,765	$(31,531)

The following schedule reconciles the United States statutory federal rate to the income tax provision:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Tax at U.S. statutory rate	$111,984	$16,177	$34,042	$23,550
State and local taxes	7,899	1,606	860	1,469
Tax credits	(1,936)	(4,179)	(4,464)	(2,875)
Reorganization items and fresh- start accounting adjustments, net	(37,761)	—	—	—
US-Canada APA settlement	5,867	(651)	2,658	—
Foreign withholding taxes	789	1,823	2,290	242
Effect of foreign tax rates	(7,376)	(3,788)	(7,739)	(6,147)
Tax audits & assessments	(258)	1,635	260	2,541
Valuation allowance	(38,915)	(5,377)	(10,839)	(57,652)
Other, net	(353)	(2,151)	3,697	7,341

Income tax provision	$39,940	$5,095	$20,765	$(31,531)

Effective income tax rate	12.5%	11.0%	21.3%	(46.9)%

Payments (refunds), net for income taxes for the five months ended May 31, 2010, the seven months December 31, 2010, and the years ended December 31, 2011 and 2012 were $6,584, $4,367, $20,643 and $17,555 respectively. These amounts do not include any payments or refunds of income taxes related to the US-Canada Advanced Pricing Agreement settlement.

Under the Bankruptcy Reorganization Plan, the Company’s prepetition senior subordinated securities and other obligations were extinguished. Absent an exception, a debtor recognizes cancellation of debt income (“CODI”) upon discharge of its outstanding indebtedness for an amount of consideration that is less than its adjusted issue price. The Internal Revenue Code (“IRC”) provides that a debtor in a bankruptcy case may exclude CODI from income but must reduce certain of its tax attributes by the amount of any CODI realized as a result of the consummation of a plan of reorganization. The amount of CODI realized by a taxpayer is the adjusted issue price of any indebtedness discharged less the sum of (i) the amount of cash paid, (ii) the issue price of any new indebtedness issued and (iii) the fair market value of any other consideration, including equity, issued. As a result of the market value of the Company’s equity upon emergence from Chapter 11 bankruptcy proceedings, the Company’s U.S. net operating loss carryforward will be reduced to zero, however a portion of the Company’s tax credit carryforwards (collectively, the “Tax Attributes”) will be retained after reduction of the Tax Attributes for CODI realized on emergence from Chapter 11 bankruptcy proceedings.

IRC Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes, as well as certain built-in-losses, against future U.S. taxable income in the event of a change in ownership. The Company’s emergence from Chapter 11 bankruptcy proceedings is considered a change in ownership for purposes of IRC Section 382. The limitation under the IRC is based on the value of the corporation as of the emergence date. As a result, the Company’s future U.S. taxable income may not be fully offset by the Tax Attributes if such income exceeds the Company’s annual limitation, and they may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s Tax Attributes.

Deferred tax assets and liabilities reflect the estimated tax effect of accumulated temporary differences between the basis of assets and liabilities for tax and financial reporting purposes, as well as net operating losses, tax credit and other carryforwards. Significant components of the Company’s deferred tax assets and liabilities at December 31 are as follows:

	2011	2012
Deferred tax assets:
Postretirement and other benefits	$67,629	$75,927
Capitalized expenditures	7,221	5,365
Net operating loss and tax credit carryforwards	156,382	138,905
All other items	40,852	42,418

Total deferred tax assets	272,084	262,615
Deferred tax liabilities:
Property, plant and equipment	(49,884)	(47,480)
Intangibles	(42,930)	(37,015)
All other items	(121)	(2,662)

Total deferred tax liabilities	(92,935)	(87,157)
Valuation allowances	(152,373)	(97,285)

Net deferred tax assets	$26,776	$78,173

Net deferred taxes in the consolidated balance sheets are as follows:

	2011	2012
Current assets	$14,161	$16,562
Non-current assets	31,968	72,718
Current liabilities	(550)	(306)
Non-current liabilities	(18,803)	(10,801)

	$26,776	$78,173

At December 31, 2012, the Company’s foreign subsidiaries, primarily in France, Brazil, and Germany, have operating loss carryforwards aggregating $185,000 with indefinite expiration periods. Other foreign subsidiaries in China, Mexico, Italy, Netherlands, Poland, Spain and Korea have operating losses aggregating $88,000, with expiration dates beginning in 2013. The Company’s Polish subsidiaries have special economic zone credits totaling $21,600. The Company’s Czech Republic subsidiary has an income tax incentive totaling $1,400. The U.S. foreign tax credit carryforward is $15,900 with expiration dates beginning in 2016. The deferred tax asset related to foreign tax credit carryforwards is lower than the actual amount reported on the Company’s domestic tax returns by approximately $1,200. This difference is the result of tax deductions in excess of financial statement amounts for stock-based compensation. When these amounts are realized, the Company will record the tax benefit as an increase to additional paid-in capital. The U.S. research credit carryforward is $2,000 with an expiration date of 2031. The Company and its domestic subsidiaries have anticipated tax benefits of state net operating losses and credit carryforwards of $19,500 with expiration dates beginning in 2013.

In the United States, the Company has been in a cumulative loss position in recent years. However, that position changed to a three year cumulative income position during the second quarter of 2012. This position, along with management’s analysis of all other available evidence, resulted in the conclusion that the net deferred tax asset in the United States is more likely than not to be utilized. As such, the valuation allowance previously recorded against the net deferred tax assets in the United States has been reversed.

During 2012, the Company recorded a tax benefit of $70,900 related to reductions in its U.S. valuation allowance against net deferred tax asset. However, the Company continues to maintain a valuation allowance related to its net deferred tax assets in several foreign jurisdictions. As of December 31, 2012, the Company had valuation allowances of $97,300 related to tax loss and credit carryforwards and other deferred tax assets in several foreign jurisdictions. The Company’s current and future provision for income taxes is significantly impacted by the initial recognition of and changes in valuation allowances in certain countries. The Company intends to maintain these allowances until it is more likely than not that the deferred tax assets will be realized. The Company’s future provision for income taxes will include no tax benefit with respect to losses incurred and no tax expense with respect to income generated in these countries until the respective valuation allowance is eliminated

Deferred income taxes have not been provided on approximately $396,000 of undistributed earnings of foreign subsidiaries as such amounts are considered permanently reinvested. It is not practical to estimate any additional income taxes and applicable withholding taxes that would be payable on remittance of such undistributed earnings.

At December 31, 2012, the Company has $4,900 ($4,946 including interest and penalties) of total unrecognized tax benefits. Of this total, $4,900 represents the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate. The total unrecognized tax benefits differ from the amount which would affect the effective tax rate due primarily to the impact of the valuation allowance.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Balance at beginning of period	$3,218	$2,996	$2,758	$3,303
Tax positions related to the current period
Gross additions	107	13	951	2,294
Gross reductions	—	(19)	—	—
Tax positions related to prior years
Gross additions	—	1,676	1,629	110
Gross reductions	(79)	(1,443)	—	(396)
Settlements	(250)	—	(1,630)	(411)
Lapses on statutes of limitations	—	(465)	(405)	—

Balance at end of period	$2,996	$2,758	$3,303	$4,900

The Company, or one of its subsidiaries, files income tax returns in the United States and other foreign jurisdictions. The Internal Revenue Service completed an examination of the Company’s U.S. income tax returns through 2008. The Company is currently under examination for tax years ended December 31, 2010 and 2011. U.S. state and local jurisdictions tax claims for any taxable year prior to 2009 are generally limited to the amount of any claims they filed in the Bankruptcy Court by February 3, 2010. The Company’s major foreign jurisdictions are Brazil, Canada, France, Germany, Italy, Mexico, and Poland. The Company is no longer subject to income tax examinations in major foreign jurisdictions for years prior to 2007.

During the next twelve months, it is reasonably possible that, as a result of audit settlements, the conclusion of current examinations and the expiration of the statute of limitations in certain jurisdictions, the Company may decrease the amount of its gross unrecognized tax benefits by approximately $327, of which an immaterial amount, if recognized, could impact the effective tax rate.

The Company classifies all tax related interest and penalties as income tax expense. The company has recorded in liabilities for the years ended December 31, 2011 and 2012, $70 and $46 respectively, for tax related interest and penalties on its consolidated balance sheets.